FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Schedule of Company's financial assets that are measured at fair value on a recurring basis

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account:
Money Market investments	$500,098,582	$—	$—
Liabilities
Warrant liability – Public Warrants	$31,666,670	$—	$—
Warrant liability – Private Placement Warrants	$—	$—	$15,840,000

Summary of changes in the fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of December 31, 2020	$15,840,000	$31,666,670	$47,506,670
Change in valuation inputs or other assumptions	(560,000)	(1,666,669)	(2,226,669)
Fair value as of March 31, 2021	$15,280,000	$30,000,001	$45,280,001

	Private Placement	Public	Warrant Liabilities
Fair value as of August 26, 2020	$—	—	$—
Initial measurement at October 30, 2020	12,240,000	25,333,340	37,573,340
Change in valuation inputs or other assumptions	3,600,000	6,333,330	9,933,330
Fair value as of December 31, 2020	$15,840,000	31,666,670	$47,506,670

Summary of the significant inputs for the fair value of the warrant

The following table provides the significant inputs to the Modified Black Scholes model for the fair value of the Private Placement Warrants:

	As of	As of
	March 31, 2021	December 31, 2020
Stock price	$10.05	$10.06
Strike price	$11.50	$11.50
Probability of completing a Business Combination	86.0%	86.0%
Dividend yield	—%	—%
Term (in years)	5.25	5.91
Volatility	28.0%	28.0%
Risk-free rate	1.00%	0.49%
Fair value of warrants	$1.91	$1.98

Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of the significant inputs for the fair value of the warrant

At October 30,
2020 (Initial Measurement)
Stock price	$9.93
Strike price	$11.50
Probability of completing a Business Combination	86.0%
Term (in years)	6.1
Volatility	4.5% pre-merger / 26.0% post-merger
Risk-free rate	0.5%
Fair value of warrants	$1.52

Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of the significant inputs for the fair value of the warrant

	At October 30,
	2020 (Initial	As of December 31,
	Measurement)	2020
Stock price	$9.93	$10.06
Strike price	$11.50	$11.50
Probability of completing a Business Combination	86.0%	86.0%
Dividend yield	—%	—%
Term (in years)	6.1	5.9
Volatility	22.8%	28.0%
Risk-free rate	0.5%	0.5%
Fair value of warrants	$1.53	$1.98